Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill

10. Goodwill

The movement in carrying amount of goodwill is as follows:

RMB
Balance as of January 1, 2015	—
Addition for acquisitions	244,664,213
Foreign currency translation adjustments	15,050,293

Balance as of January 1, 2016	259,714,506
Addition for acquisitions	304,273
Foreign currency translation adjustments	17,733,986

Balance as of December 31, 2016	277,752,765

The management has conducted step 0 assessment and determined it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, and therefore did not further perform the two-step impairment analysis.  Management concluded that the goodwill was not impaired as of December 31, 2016.